Redeemable Noncontrolling Interest (Redeemable Noncontrolling Interest) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Initial recording of redeemable noncontrolling interest	$ 17,200				$ 17,374					$ 17,374
Net loss	(251)	(617)	(335)	(129)	(46)	(412)	(36)	(49)	(141)	(1,127)	(638)	(586)
Balance of redeemable noncontrolling interest	17,200	17,200				17,374				17,200	17,374
Noncontrolling Interest [Member]
Initial recording of redeemable noncontrolling interest					17,374				17,374	17,374	17,374
Net loss										(1,113)	(365)
Adjustment to redemption value										939	365
Balance of redeemable noncontrolling interest		$ 17,200				$ 17,374				$ 17,200	$ 17,374